Forward Purchase Agreement (Details)	9 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Forward Purchase Agreement (Details) [Line Items]
Purchase agreement (in Dollars) | $	$ 29,135
Reset price percentage	92.50%
Price per share	$ 10
Product price per share	$ 0.05
Shares of agreement (in Shares) | shares	2,753,728
Remaining balance (in Dollars) | $	$ 3,989
Class A Common Stock [Member]
Forward Purchase Agreement (Details) [Line Items]
Redeem shares agreement (in Shares) | shares	2,873,728
Price per share	$ 2.5